OTHER NON-INTEREST INCOME (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 EUR (€)
Other Noninterest Income Details [Abstract]
Income from insurance operations		€ 508	€ 514	€ 633
Gain on disposal of subsidiaries		11	0	158
Gain on disposal of premises		1	0	1
Hotel revenues		31	28	27
Other		140	262	98
Total	$ 771	€ 691	€ 804	€ 917